Goodwill and Other Intangible Assets - Additional Information (Details) - EUR (€) € in Millions	6 Months Ended
	Jun. 30, 2020	Jan. 23, 2020	Dec. 31, 2019
Disclosure of reconciliation of changes in goodwill [line items]
goodwill	€ 45,254		€ 44,519
Synthorx
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date		€ 1,549
Goodwill recognised as of acquisition date		€ 901
Marketed products
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date	€ 12,500		13,300
Weighted average amortization period	10 years
Trademarks
Disclosure of reconciliation of changes in goodwill [line items]
Identifiable intangible assets recognised as of acquisition date	€ 100		€ 100
Weighted average amortization period	12 years
Intangible assets excluding software
Disclosure of reconciliation of changes in goodwill [line items]
Acquisitions of other intangible assets	€ 153